UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23793

 NAME OF REGISTRANT:                     Tidal Trust II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 234 West Florida Street,
                                         Suite 203
                                         Milwaukee, WI 53204

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal Trust II
                                         234 West Florida Street,
                                         Suite 203
                                         Milwaukee, WI 53204

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7700

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


The Meet Kevin Pricing Power ETF
--------------------------------------------------------------------------------------------------------------------------
 ADVANCED MICRO DEVICES, INC.                                                                Agenda Number:  935797728
--------------------------------------------------------------------------------------------------------------------------
        Security:  007903107
    Meeting Type:  Annual
    Meeting Date:  18-May-2023
          Ticker:  AMD
            ISIN:  US0079031078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Nora M. Denzel                      Mgmt          For                            For

1b.    Election of Director: Mark Durcan                         Mgmt          For                            For

1c.    Election of Director: Michael P. Gregoire                 Mgmt          For                            For

1d.    Election of Director: Joseph A. Householder               Mgmt          For                            For

1e.    Election of Director: John W. Marren                      Mgmt          For                            For

1f.    Election of Director: Jon A. Olson                        Mgmt          For                            For

1g.    Election of Director: Lisa T. Su                          Mgmt          For                            For

1h.    Election of Director: Abhi Y. Talwalkar                   Mgmt          For                            For

1i.    Election of Director: Elizabeth W.                        Mgmt          For                            For
       Vanderslice

2.     Approve of the Advanced Micro Devices, Inc.               Mgmt          For                            For
       2023 Equity Incentive Plan.

3.     Ratify the appointment of Ernst & Young LLP               Mgmt          For                            For
       as our independent registered public
       accounting firm for the current fiscal
       year.

4.     Advisory vote to approve the executive                    Mgmt          For                            For
       compensation of our named executive
       officers.

5.     Advisory vote on the frequency of future                  Mgmt          3 Years                        Against
       advisory votes on executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 APPLE INC.                                                                                  Agenda Number:  935757700
--------------------------------------------------------------------------------------------------------------------------
        Security:  037833100
    Meeting Type:  Annual
    Meeting Date:  10-Mar-2023
          Ticker:  AAPL
            ISIN:  US0378331005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     Election of Director: James Bell                          Mgmt          For                            For

1b     Election of Director: Tim Cook                            Mgmt          For                            For

1c     Election of Director: Al Gore                             Mgmt          For                            For

1d     Election of Director: Alex Gorsky                         Mgmt          For                            For

1e     Election of Director: Andrea Jung                         Mgmt          For                            For

1f     Election of Director: Art Levinson                        Mgmt          For                            For

1g     Election of Director: Monica Lozano                       Mgmt          For                            For

1h     Election of Director: Ron Sugar                           Mgmt          For                            For

1i     Election of Director: Sue Wagner                          Mgmt          For                            For

2.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as Apple's independent registered
       public accounting firm for fiscal 2023

3.     Advisory vote to approve executive                        Mgmt          For                            For
       compensation

4.     Advisory vote on the frequency of advisory                Mgmt          3 Years                        Against
       votes on executive compensation

5.     A shareholder proposal entitled "Civil                    Shr           Against                        For
       Rights and Non-Discrimination Audit
       Proposal"

6.     A shareholder proposal entitled "Communist                Shr           Against                        For
       China Audit"

7.     A shareholder proposal on Board policy for                Shr           Against                        For
       communication with shareholder proponents

8.     A shareholder proposal entitled "Racial and               Shr           Against                        For
       Gender Pay Gaps"

9.     A shareholder proposal entitled                           Shr           Against                        For
       "Shareholder Proxy Access Amendments"




--------------------------------------------------------------------------------------------------------------------------
 ASML HOLDINGS N.V.                                                                          Agenda Number:  935815932
--------------------------------------------------------------------------------------------------------------------------
        Security:  N07059210
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2023
          Ticker:  ASML
            ISIN:  USN070592100
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

3a     Advisory vote on the remuneration report                  Mgmt          For                            For
       for the Board of Management and the
       Supervisory Board for the financial year
       2022

3b     Proposal to adopt the financial statements                Mgmt          For                            For
       of the Company for the financial year 2022,
       as prepared in accordance with Dutch law

3d     Proposal to adopt a dividend in respect of                Mgmt          For                            For
       the financial year 2022

4a     Proposal to discharge the members of the                  Mgmt          For                            For
       Board of Management from liability for
       their responsibilities in the financial
       year 2022

4b     Proposal to discharge the members of the                  Mgmt          For                            For
       Supervisory Board from liability for their
       responsibilities in the financial year 2022

5      Proposal to approve the number of shares                  Mgmt          For                            For
       for the Board of Management

6a     Proposal to amend the Remuneration Policy                 Mgmt          For                            For
       for the Supervisory Board

6b     Proposal to amend the remuneration of the                 Mgmt          For                            For
       members of the Supervisory Board

8a     Proposal to appoint Mr. N.S. Andersen as a                Mgmt          For                            For
       member of the Supervisory Board

8b     Proposal to appoint Mr. J.P. de Kreij as a                Mgmt          For                            For
       member of the Supervisory Board

9      Proposal to appoint PricewaterhouseCoopers                Mgmt          For                            For
       Accountants N.V. as external auditor for
       the reporting year 2025, in light of the
       mandatory external auditor rotation

10a    Authorization to issue ordinary shares or                 Mgmt          For                            For
       grant rights to subscribe for ordinary
       shares up to 5% for general purposes and up
       to 5% in connection with or on the occasion
       of mergers, acquisitions and/or (strategic)
       alliances

10b    Authorization of the Board of Management to               Mgmt          For                            For
       restrict or exclude pre-emption rights in
       connection with the authorizations referred
       to in item 10 a)

11     Proposal to authorize the Board of                        Mgmt          For                            For
       Management to repurchase ordinary shares up
       to 10% of the issued share capital

12     Proposal to cancel ordinary shares                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AUTODESK, INC.                                                                              Agenda Number:  935863351
--------------------------------------------------------------------------------------------------------------------------
        Security:  052769106
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2023
          Ticker:  ADSK
            ISIN:  US0527691069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Andrew Anagnost                     Mgmt          For                            For

1b.    Election of Director: Karen Blasing                       Mgmt          For                            For

1c.    Election of Director: Reid French                         Mgmt          For                            For

1d.    Election of Director: Dr. Ayanna Howard                   Mgmt          For                            For

1e.    Election of Director: Blake Irving                        Mgmt          For                            For

1f.    Election of Director: Mary T. McDowell                    Mgmt          For                            For

1g.    Election of Director: Stephen Milligan                    Mgmt          For                            For

1h.    Election of Director: Lorrie M. Norrington                Mgmt          For                            For

1i.    Election of Director: Betsy Rafael                        Mgmt          For                            For

1j.    Election of Director: Rami Rahim                          Mgmt          For                            For

1k.    Election of Director: Stacy J. Smith                      Mgmt          For                            For

2.     Ratify the appointment of Ernst & Young LLP               Mgmt          For                            For
       as Autodesk, Inc.'s independent registered
       public accounting firm for the fiscal year
       ending January 31, 2024.

3.     Approve, on an advisory (non-binding)                     Mgmt          For                            For
       basis, the compensation of Autodesk, Inc.'s
       named executive officers.

4.     Approve, on an advisory (non-binding)                     Mgmt          3 Years                        Against
       basis, the frequency with which
       stockholders are provided an advisory
       (non-binding) vote on the compensation of
       Autodesk, Inc.'s named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 EMBRAER                                                                                     Agenda Number:  935818837
--------------------------------------------------------------------------------------------------------------------------
        Security:  29082A107
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2023
          Ticker:  ERJ
            ISIN:  US29082A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To resolve on the management accounts and                 Mgmt          For                            For
       to examine, discuss and vote on the
       financial statements for the fiscal year
       ended December 31, 2022.

2.     To resolve on the allocation of the net                   Mgmt          For                            For
       income for the fiscal year ended December
       31, 2022, in accordance with the
       management's proposal and as detailed in
       the Manual for the Annual General
       Shareholders' Meeting, as follows:
       Considering the lack of legal and statutory
       profit reserves, management proposes that
       the loss for the fiscal year in the total
       amount of R$ 953,656,213.82 be recorded as
       "Accumulated Losses" in the Company's
       Shareholders' Equity.

3.     To resolve on the number of members to                    Mgmt          For                            For
       compose the Board of Directors, as proposed
       by the management and detailed in the
       Manual for the Ordinary General
       Shareholders' Meeting, as follows: eleven
       (11) effective members, for a term of two
       (2) years, until the 2025 Ordinary General
       Shareholders' Meeting.

4.     To elect the member of the Board of                       Mgmt          For                            For
       Directors by Slate. Slate proposed by the
       Administration: Alexandre Goncalves Silva
       (President), Raul Calfat
       (Vice-President),Claudia Sender Ramirez,
       Dan Ioschpe, Kevin Gregory McAllister,
       Marcio Elias Rosa, Mauro Gentile Rodrigues
       da Cunha, Todd Messer Freeman

5.     To elect the member of the Fiscal Council                 Mgmt          For                            For
       by Slate Slate proposed for the Fiscal
       Council: Mario Ernesto Vampre Humberg
       (Chairman) / (Effective), Doris Beatriz
       Franca Wilhelm (Alternate), Magali Rogeria
       de Moura Leite (Vice Chairman) /
       (Effective), Stania Lopes Moraes
       (Alternate), Carla Alessandra Trematore
       (Effective), Guillermo Oscar Braunbeck
       (Alternate), Otavio Ladeira Medeiros
       (Effective), Adriano Pereira de Paula
       (Alternate), Reginaldo Ferreira Alexandre
       (Effective, Adjarbas Guerra Neto
       (Alternate)

6.     To fix a cap for the aggregate annual                     Mgmt          For                            For
       compensation of the Company's Management,
       as proposed by the management and detailed
       in the Manual for the Ordinary General
       Shareholders' Meetings, in the amount of R$
       72 million, for the period from May 2023 to
       April 2024.

7.     To establish the compensation of the                      Mgmt          For                            For
       members of the Fiscal Council, as proposed
       by the management, for the period from May
       2023 to April 2024, as follows: monthly
       compensation of the Chairman of the Fiscal
       Council in the amount of R$ 22,166.67 and
       the individual amount of R$ 15,000.00 to
       the other acting members of the Fiscal
       Council




--------------------------------------------------------------------------------------------------------------------------
 ENPHASE ENERGY, INC.                                                                        Agenda Number:  935812013
--------------------------------------------------------------------------------------------------------------------------
        Security:  29355A107
    Meeting Type:  Annual
    Meeting Date:  17-May-2023
          Ticker:  ENPH
            ISIN:  US29355A1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jamie Haenggi                                             Mgmt          For                            For
       Benjamin Kortlang                                         Mgmt          For                            For
       Richard Mora                                              Mgmt          For                            For

2.     To approve, on advisory basis, the                        Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the proxy
       statement.

3.     To ratify the selection of Deloitte &                     Mgmt          For                            For
       Touche LLP as our independent registered
       public accounting firm for the fiscal year
       ending December 31, 2023.




--------------------------------------------------------------------------------------------------------------------------
 ETSY, INC.                                                                                  Agenda Number:  935847282
--------------------------------------------------------------------------------------------------------------------------
        Security:  29786A106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2023
          Ticker:  ETSY
            ISIN:  US29786A1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class II Director to serve                    Mgmt          For                            For
       until our 2026 Annual Meeting: M. Michele
       Burns

1b.    Election of Class II Director to serve                    Mgmt          For                            For
       until our 2026 Annual Meeting: Josh
       Silverman

1c.    Election of Class II Director to serve                    Mgmt          For                            For
       until our 2026 Annual Meeting: Fred Wilson

2.     Advisory vote to approve named executive                  Mgmt          For                            For
       officer compensation.

3.     Advisory vote to approve the frequency of                 Mgmt          3 Years                        Against
       future advisory votes to approve named
       executive officer compensation.

4.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2023.

5.     Stockholder Proposal - Advisory vote                      Shr           Against                        For
       requesting a report on the effectiveness of
       our efforts to prevent harassment and
       discrimination, if properly presented.




--------------------------------------------------------------------------------------------------------------------------
 GENERAC HOLDINGS INC.                                                                       Agenda Number:  935846418
--------------------------------------------------------------------------------------------------------------------------
        Security:  368736104
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2023
          Ticker:  GNRC
            ISIN:  US3687361044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class II Director: Marcia J.                  Mgmt          For                            For
       Avedon

1.2    Election of Class II Director: Bennett J.                 Mgmt          For                            For
       Morgan

1.3    Election of Class II Director: Dominick P.                Mgmt          For                            For
       Zarcone

2.     Proposal to ratify the selection of                       Mgmt          For                            For
       Deloitte & Touche LLP as our independent
       registered public accounting firm for the
       year ended December 31, 2023.

3.     Advisory vote on the non-binding                          Mgmt          For                            For
       "say-on-pay" resolution to approve the
       compensation of our executive officers.

4.     Advisory vote on the non-binding resolution               Mgmt          3 Years                        Against
       regarding the frequency of our advisory
       votes on executive compensation.




--------------------------------------------------------------------------------------------------------------------------
 INTEL CORPORATION                                                                           Agenda Number:  935793631
--------------------------------------------------------------------------------------------------------------------------
        Security:  458140100
    Meeting Type:  Annual
    Meeting Date:  11-May-2023
          Ticker:  INTC
            ISIN:  US4581401001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Patrick P. Gelsinger                Mgmt          For                            For

1b.    Election of Director: James J. Goetz                      Mgmt          For                            For

1c.    Election of Director: Andrea J. Goldsmith                 Mgmt          For                            For

1d.    Election of Director: Alyssa H. Henry                     Mgmt          For                            For

1e.    Election of Director: Omar Ishrak                         Mgmt          For                            For

1f.    Election of Director: Risa Lavizzo-Mourey                 Mgmt          For                            For

1g.    Election of Director: Tsu-Jae King Liu                    Mgmt          For                            For

1h.    Election of Director: Barbara G. Novick                   Mgmt          For                            For

1i.    Election of Director: Gregory D. Smith                    Mgmt          For                            For

1j.    Election of Director: Lip-Bu Tan                          Mgmt          For                            For

1k.    Election of Director: Dion J. Weisler                     Mgmt          For                            For

1l.    Election of Director: Frank D. Yeary                      Mgmt          For                            For

2.     Ratification of selection of Ernst & Young                Mgmt          For                            For
       LLP as our independent registered public
       accounting firm for 2023.

3.     Advisory vote to approve executive                        Mgmt          For                            For
       compensation of our named executive
       officers.

4.     Approval of amendment and restatement of                  Mgmt          For                            For
       the 2006 Equity Incentive Plan.

5.     Advisory vote on the frequency of holding                 Mgmt          3 Years                        Against
       future advisory votes to approve executive
       compensation of our named executive
       officers.

6.     Stockholder proposal requesting an                        Shr           Against                        For
       executive stock retention period policy and
       reporting, if properly presented at the
       meeting.

7.     Stockholder proposal requesting commission                Shr           Against                        For
       and publication of a third party review of
       Intel's China business ESG congruence, if
       properly presented at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 NVIDIA CORPORATION                                                                          Agenda Number:  935863224
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066G104
    Meeting Type:  Annual
    Meeting Date:  22-Jun-2023
          Ticker:  NVDA
            ISIN:  US67066G1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Robert K. Burgess                   Mgmt          For                            For

1b.    Election of Director: Tench Coxe                          Mgmt          For                            For

1c.    Election of Director: John O. Dabiri                      Mgmt          For                            For

1d.    Election of Director: Persis S. Drell                     Mgmt          For                            For

1e.    Election of Director: Jen-Hsun Huang                      Mgmt          For                            For

1f.    Election of Director: Dawn Hudson                         Mgmt          For                            For

1g.    Election of Director: Harvey C. Jones                     Mgmt          For                            For

1h.    Election of Director: Michael G. McCaffery                Mgmt          For                            For

1i.    Election of Director: Stephen C. Neal                     Mgmt          For                            For

1j.    Election of Director: Mark L. Perry                       Mgmt          For                            For

1k.    Election of Director: A. Brooke Seawell                   Mgmt          For                            For

1l.    Election of Director: Aarti Shah                          Mgmt          For                            For

1m.    Election of Director: Mark A. Stevens                     Mgmt          For                            For

2.     Advisory approval of our executive                        Mgmt          For                            For
       compensation.

3.     Advisory approval of the frequency of                     Mgmt          3 Years                        Against
       holding an advisory vote on our executive
       compensation.

4.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for fiscal year 2024.




--------------------------------------------------------------------------------------------------------------------------
 RBB FD INC                                                                                  Agenda Number:  935787739
--------------------------------------------------------------------------------------------------------------------------
        Security:  74933W486
    Meeting Type:  Special
    Meeting Date:  19-May-2023
          Ticker:  UTWO
            ISIN:  US74933W4868
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     For shareholders of each Fund, separately,                Mgmt          For                            For
       to approve a new investment advisory
       agreement between the Company, on behalf of
       such Fund, and F/m Investments, LLC d/b/a
       North Slope Capital, LLC.




--------------------------------------------------------------------------------------------------------------------------
 SOLAREDGE TECHNOLOGIES, INC.                                                                Agenda Number:  935833194
--------------------------------------------------------------------------------------------------------------------------
        Security:  83417M104
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2023
          Ticker:  SEDG
            ISIN:  US83417M1045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Marcel Gani                         Mgmt          For                            For

1b.    Election of Director: Tal Payne                           Mgmt          For                            For

2.     Ratification of appointment of Ernst &                    Mgmt          For                            For
       Young LLP as independent registered public
       accounting firm for the year ending
       December 31, 2023.

3.     Approval of, on an advisory and non-binding               Mgmt          For                            For
       basis, the compensation of our named
       executive officers (the "Say-on-Pay" vote).

4.     Vote, on an advisory and non-binding basis,               Mgmt          3 Years                        Against
       on the preferred frequency of future
       stockholder advisory votes to approve the
       compensation of our named executive
       officers (the "Say-on- Frequency" vote).

5.     Approval of an amendment to the Company's                 Mgmt          For                            For
       certificate of incorporation to declassify
       the Board and phase-in annual director
       elections.

6.     Approval of an amendment to the Company's                 Mgmt          For                            For
       certificate of incorporation to remove the
       supermajority voting requirements to amend
       certain provisions of the Company's
       certificate of incorporation and bylaws.

7.     Approval of an amendment to the Company's                 Mgmt          For                            For
       certificate of incorporation to add a
       federal forum selection provision for
       causes of action under the Securities Act
       of 1933.




--------------------------------------------------------------------------------------------------------------------------
 TAIWAN SEMICONDUCTOR MFG. CO. LTD.                                                          Agenda Number:  935863298
--------------------------------------------------------------------------------------------------------------------------
        Security:  874039100
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2023
          Ticker:  TSM
            ISIN:  US8740391003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To accept 2022 Business Report and                        Mgmt          For                            For
       Financial Statements

2.     To approve the issuance of employee                       Mgmt          For                            For
       restricted stock awards for year 2023

3.     To revise the Procedures for Endorsement                  Mgmt          For                            For
       and Guarantee

4.     In order to reflect the Audit Committee                   Mgmt          For                            For
       name change to the Audit and Risk
       Committee, to revise the name of Audit
       Committee in the following TSMC policies:
       i. Procedures for Acquisition or Disposal
       of Assets ii. Procedures for Financial
       Derivatives Transactions iii. Procedures
       for Lending Funds to Other Parties iv.
       Procedures for Endorsement and Guarantee




--------------------------------------------------------------------------------------------------------------------------
 TESLA, INC.                                                                                 Agenda Number:  935804636
--------------------------------------------------------------------------------------------------------------------------
        Security:  88160R101
    Meeting Type:  Annual
    Meeting Date:  16-May-2023
          Ticker:  TSLA
            ISIN:  US88160R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Elon Musk                           Mgmt          For                            For

1.2    Election of Director: Robyn Denholm                       Mgmt          For                            For

1.3    Election of Director: JB Straubel                         Mgmt          For                            For

2.     Tesla proposal to approve executive                       Mgmt          For                            For
       compensation on a non- binding advisory
       basis.

3.     Tesla proposal to approve the frequency of                Mgmt          3 Years                        For
       future votes on executive compensation on a
       non-binding advisory basis.

4.     Tesla proposal to ratify the appointment of               Mgmt          For                            For
       independent registered public accounting
       firm.

5.     Stockholder proposal regarding reporting on               Shr           Against                        For
       key-person risk.




--------------------------------------------------------------------------------------------------------------------------
 THE TRADE DESK, INC.                                                                        Agenda Number:  935821391
--------------------------------------------------------------------------------------------------------------------------
        Security:  88339J105
    Meeting Type:  Annual
    Meeting Date:  25-May-2023
          Ticker:  TTD
            ISIN:  US88339J1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Jeff T. Green                                             Mgmt          For                            For
       Andrea L. Cunningham                                      Mgmt          For                            For

2.     The ratification of the appointment of                    Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2023.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal Trust II
By (Signature)       /s/ Eric W. Falkeis
Name                 Eric W. Falkeis
Title                President
Date                 08/30/2023